Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	12,232,289	8,851,759
Common stock, shares outstanding (in shares)	12,232,289	8,851,759